Interim Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted loss per ordinary share	$ 1.25	$ 3.95	$ 2.62	$ 10.85
Weighted average number of ordinary shares used in computing diluted loss per share (in Shares)	5,024,871	1,479,449	4,858,158	1,097,015